Financial Assets and financial liabilities - Summary of Fair value of the group's financial assets and financial liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of assets [line items]
Financial assets at FVTPL	$ 32,096	$ 8,783	$ 28,792
Financial liabilities at FVTPL	362	16,860	23,700
Warrants [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at FVTPL	362	16,860	23,700
Government bonds and mutual funds [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at FVTPL			28,792
Short Term Investments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at FVTPL	32,096	8,783
Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets at FVTPL	32,096	8,783	28,792
Level 1 | Government bonds and mutual funds [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at FVTPL			28,792
Level 1 | Short Term Investments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at FVTPL	32,096	8,783
Level 3
Disclosure of fair value measurement of assets [line items]
Financial liabilities at FVTPL	362	16,860	23,700
Level 3 | Warrants [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at FVTPL	$ 362	$ 16,860	$ 23,700